PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment consisted of the following as of:

	Estimated Life	December 31, 2022	December 31, 2021

Office equipment	5 years	$29,041	$28,181
Computer equipment	3 years	3,157	3,157
Accumulated depreciation		(10,146)	(3,292)
		$22,052	$28,046

Depreciation expense was $6,854 and $2,946 for the years ended December 31, 2022 and 2021, respectively, and is classified in general and administrative expenses in the Consolidated Statements of Operations.